OTHER COMPREHENSIVE INCOME (Details 4) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income
Income tax expense	¥ 238,094	¥ (105,651)	¥ 449,884
Net loss	(220,203)	443,552	¥ (600,511)
Amount reclassified from other comprehensive income
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income
Net loss	1,079	112
Adjustments related to retirement and severance benefits | Amount reclassified from other comprehensive income
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income
Net periodic pension costs	1,594	174
Income tax expense	(515)	(62)
Net loss	¥ 1,079	¥ 112